Schedule of Domestic and International Customers Products Sales (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Geographical Information [Line Items]
Total sales	$ 409,390	$ 223,470	$ 1,160,971	$ 464,861	$ 760,646	$ 38,667
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales					736,215	27,319
International
Schedule Of Geographical Information [Line Items]
Total sales					$ 24,431	$ 11,348